ACCRUED OFFICER COMPENSATION	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015
Notes to Financial Statements
NOTE 6. ACCRUED OFFICER COMPENSATION

On April 17, 2013 the Company entered into Employment Agreements with its president, Ms. Yan Li and its secretary and treasurer, Mr. Robert Ireland. Ms. Li's agreement is retroactively effective as of December 4, 2012, for a term of 36 months (measured from December 4, 2012). Pursuant to the agreement, Ms. Li shall receive an annual salary of $78,000 and shall act as the Company's Chief Executive Officer.

Mr. Ireland's agreement is retroactively effective as of December 4, 2012, for a term of 36 months (measured from December 4, 2012). Pursuant to the agreement Mr. Ireland shall receive an annual salary of $78,000 and shall act as the Company's Secretary and Treasurer.

As at November 30, 2015, a total of $468,000 had been accrued as compensation payable to Ms. Li and Mr. Ireland.

On April 17, 2013 the Company entered into Employment Agreements with its president, Ms. Yan Li and its secretary and treasurer, Mr. Robert Ireland. Ms. Li’s agreement is retroactively effective as of December 4, 2012, for a term of 36 months (measured from December 4, 2013). Pursuant to the agreement, Ms. Li shall receive an annual salary of $78,000 and shall act as the Company’s Chief Executive Officer.

Mr. Ireland’s agreement is retroactively effective as of December 4, 2012, for a term of 36 months (measured from December 4, 2012). Pursuant to the agreement Mr. Ireland shall receive an annual salary of $78,000 and shall act as the Company’s Secretary and Treasurer.

As at February 28, 2015, a total of $351,000 had been accrued as compensation payable to Ms. Li and Mr. Ireland.